Exhibit 99.1

World Omni Auto Receivables Trust 2018-A
Monthly Servicer Certificate
October 31, 2021

Dates Covered
Collections Period	10/01/21 - 10/31/21
Interest Accrual Period	10/15/21 - 11/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/21	147,171,856.71	16,281
Yield Supplement Overcollateralization Amount 09/30/21	3,401,691.42	0
Receivables Balance 09/30/21	150,573,548.13	16,281
Principal Payments	9,354,771.61	404
Defaulted Receivables	47,704.67	5
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/21	3,065,885.90	0
Pool Balance at 10/31/21	138,105,185.95	15,872

Pool Statistics	$ Amount	# of Accounts
Pool Factor	13.08%
Prepayment ABS Speed	1.05%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	1,759,570.14	144
Past Due 61-90 days	468,822.94	31
Past Due 91-120 days	91,924.97	8
Past Due 121+ days	0.00	0
Total	2,320,318.05	183

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.64%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.40%
Delinquency Trigger Occurred	NO

Recoveries	158,557.70
Aggregate Net Losses/(Gains) - October 2021	(110,853.03)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.88%
Prior Net Losses/(Gains) Ratio	-0.02%
Second Prior Net Losses/(Gains) Ratio	-0.18%
Third Prior Net Losses/(Gains) Ratio	0.22%
Four Month Average	-0.22%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.91%

Overcollateralization Target Amount	10,195,266.41
Actual Overcollateralization	10,195,266.41
Weighted Average Contract Rate	3.14%
Weighted Average Contract Rate, Yield Adjusted	5.47%
Weighted Average Remaining Term	22.86

Flow of Funds	$ Amount
Collections	9,895,291.23
Investment Earnings on Cash Accounts	64.21
Servicing Fee	(125,477.96)
Transfer to Collection Account	0.00
Available Funds	9,769,877.48

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	237,587.06
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	9,066,670.76
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	391,972.83

Total Distributions of Available Funds	9,769,877.48

Servicing Fee	125,477.96
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 10/15/21	136,976,590.30
Principal Paid	9,066,670.76
Note Balance @ 11/15/21	127,909,919.54

Class A-1
Note Balance @ 10/15/21	0.00
Principal Paid	0.00
Note Balance @ 11/15/21	0.00
Note Factor @ 11/15/21	0.0000000%

Class A-2
Note Balance @ 10/15/21	0.00
Principal Paid	0.00
Note Balance @ 11/15/21	0.00
Note Factor @ 11/15/21	0.0000000%

Class A-3
Note Balance @ 10/15/21	23,296,590.30
Principal Paid	9,066,670.76
Note Balance @ 11/15/21	14,229,919.54
Note Factor @ 11/15/21	4.1852705%

Class A-4
Note Balance @ 10/15/21	83,100,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	83,100,000.00
Note Factor @ 11/15/21	100.0000000%

Class B
Note Balance @ 10/15/21	30,580,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	30,580,000.00
Note Factor @ 11/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	311,233.89
Total Principal Paid	9,066,670.76
Total Paid	9,377,904.65

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.50000%
Interest Paid	48,534.56
Principal Paid	9,066,670.76
Total Paid to A-3 Holders	9,115,205.32

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3107119
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.0514643
Total Distribution Amount	9.3621762

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1427487
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	26.6666787
Total A-3 Distribution Amount	26.8094274

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/21	2,548,816.60
Investment Earnings	56.49
Investment Earnings Paid	(56.49)
Deposit/(Withdrawal)	-
Balance as of 11/15/21	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$505,712.88	$422,307.51	$448,472.67
Number of Extensions	38	34	37
Ratio of extensions to Beginning of Period Receivables Balance	0.34%	0.26%	0.26%